INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of the statutory income tax rate and the effective income tax rate (Details)			6 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	25.00%
Hong Kong
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate			16.50%	16.50%
Valuation allowance recognized with respect to the loss			(16.50%)	(16.50%)
PRC
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate			25.00%	25.00%
Valuation allowance recognized with respect to the loss				(25.00%)
Effect of valuation and deferred tax adjustments			0.00%	0.00%
Hong Kong and PRC
Reconciliation of the statutory income tax rate and the Company's effective income tax
Effective rate			0.00%	0.00%
UK
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	25.00%	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss			(19.00%)	(19.00%)
Effect of valuation and deferred tax adjustments			0.00%	0.00%
Effective rate			0.00%	0.00%
Japan
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate			30.60%
Effect of valuation and deferred tax adjustments			(4.39%)
Effective rate			26.21%